Stock-Based Compensation - Summary of Restricted Stock Activity (Details) - Restricted Stock shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Restricted Stock
Beginning unvested balance (in shares) | shares	11
Granted (in shares) | shares	12
Vested (in shares) | shares	(14)
Ending unvested balance (in shares) | shares	9
Weighted-Average Grant Date Fair Value
Beginning unvested balance (in usd per share) | $ / shares	$ 15.39
Granted (in usd per share) | $ / shares	18.66
Vested (in usd per share) | $ / shares	16.48
Ending unvested balance (in usd per share) | $ / shares	$ 18.05